RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Right of use assets	$ 4,816	$ 1,810	$ 2,289
Lease liability	5,942	$ 3,025	$ 3,800
Operating Lease Agreement With A T M R E LLC
Related Party Transaction [Line Items]
Right of use assets	500
Lease liability	500
Annual commitment	200
Operating Lease Agreement With JES Besitzgesellschaft GmbH
Related Party Transaction [Line Items]
Right of use assets	200
Lease liability	200
Annual commitment	100
Operating Lease Agreement With Sitraco (UK) Limited
Related Party Transaction [Line Items]
Right of use assets	200
Lease liability	200
Annual commitment	$ 100